AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON MAY 21, 2014

File No. 811-08572

File No. 033-80514

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 41	☒

AND

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 42	☒

BISHOP STREET FUNDS

(Exact Name of Registrant as Specified in Charter)

101 FEDERAL STREET

BOSTON, MASSACHUSETTS 02110

(Address of Principal Executive Offices, Zip Code)

Registrant’s Telephone Number, including Area Code:

1-800-462-5386

Michael Beattie

c/o SEI Corporation

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Name and Address of Agent for Service)

Copies to:

Timothy W. Levin, Esquire Morgan, Lewis & Bockius LLP 1701 Market Street Philadelphia, Pennsylvania 19103	Dianne M. Descoteaux, Esquire c/o SEI Investments One Freedom Valley Drive Oaks, Pennsylvania 19456

It is proposed that this filing become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On [date] pursuant to paragraph (a) of Rule 485

EXPLANATORY NOTE

This Post-Effective Amendment No. 41 relates solely to the Hawaii Municipal Bond Fund, High Grade Income Fund, Strategic Growth Fund and Dividend Value Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 41 to Registration Statement No. 033-80514 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 21st day of May, 2014.

BISHOP STREET FUNDS

By:	*
Michael Beattie, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

*	Trustee	May 21, 2014
John K. Darr

*	Trustee	May 21, 2014
William M. Doran

*	Trustee	May 21, 2014
Joseph T. Grause, Jr.

*	Trustee	May 21, 2014
Mitchell A. Johnson

*	Trustee	May 21, 2014
Betty L. Krikorian

*	Trustee	May 21, 2014
Robert A. Nesher

*	Trustee	May 21, 2014
Bruce Speca

*	Trustee	May 21, 2014
George J. Sullivan, Jr.

*	President	May 21, 2014
Michael Beattie

*	Treasurer, Controller & Chief Financial Officer	May 21, 2014
James F. Volk

*By:	/s/ Dianne M. Descoteaux
Dianne M. Descoteaux
Attorney-in-Fact

EXHIBIT INDEX

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase